Financial Statement Schedule I - STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net income	$ 166,555	$ 242,431	$ 102,983
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	159,723	129,256	99,273
Impairment of long-lived assets	0	5,738	3,686
Loss on change in fair value of derivatives	22,218	19,230	272
Allowance for doubtful accounts	1,250	2,812	7,265
Equity in loss of unconsolidated investees	(28,948)	(5,908)	(9,411)
Share-based compensation	10,682	10,258	9,314
Changes in operating assets and liabilities:
Accounts receivable trade	51,670	(179,607)	46,337
Amounts due from related parties	(17,347)	9,237	(10,089)
Advances to suppliers	(27,066)	29,001	(15,990)
Prepaid expenses and other current assets	33,283	(2,208)	(49,813)
Other non-current assets	(24,037)	9,387	(23,795)
Accounts payable	209,175	47,756	(27,758)
Amounts due to related parties	(5,798)	10,467	33,908
Other liabilities	(10,851)	(29,691)	(18,774)
Liability for uncertain tax positions	(4,775)	10,863	833
Deferred taxes	(12,455)	37,591	84,939
Net settlement of derivatives	(27,012)	28,731	(1,460)
Net cash provided by (used in) operating activities	600,111	216,280	203,920
Investing activities:
Net cash provided by (used in) investing activities	(294,102)	29,071	(239,230)
Financing activities:
Repayment of short-term borrowings	(1,649,721)	(2,368,967)	(2,068,069)
Repayment of convertible notes	(127,500)
Proceeds from exercise of stock options	875	769	879
Net cash provided by (used in) financing activities	(34,614)	(463,613)	165,283
Effect of exchange rate changes	(6,965)	(38,725)	51,342
Net increase (decrease) in cash, cash equivalents and restricted cash	264,430	(256,987)	181,315
Cash, cash equivalents and restricted cash at the beginning of the year	940,990	1,190,134	1,007,700
Cash, cash equivalents and restricted cash at the end of the year	1,205,420	940,990	1,190,134
Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	85,362	103,236	113,513
Income taxes paid	40,454	32,135	45,483
Parent Company | Reportable Legal Entities [Member]
Operating activities:
Net income	171,585	237,070	99,572
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	154	21	33
Loss on disposal of subsidiaries	116,879		9,559
Impairment of long-lived assets			3,686
Loss on change in fair value of derivatives	5,193	2,671	7,134
Allowance for doubtful accounts	(83)	(212)	2,666
Equity in earnings of subsidiaries	(308,597)	(195,950)	(130,048)
Equity in loss of unconsolidated investees			127
Share-based compensation	10,682	10,259	9,314
Changes in operating assets and liabilities:
Accounts receivable trade	11,563	(5,089)	(6,739)
Amounts due from related parties	(43,630)	(184,755)	57,539
Advances to suppliers		60	(60)
Prepaid expenses and other current assets	5,449	(2,749)	(5,715)
Other non-current assets	(1,158)	(149)	1,016
Accounts payable	(3,900)	3,900
Amounts due to related parties	183,675	15,598	55,399
Other liabilities	1,193	(25,958)	22,436
Liability for uncertain tax positions	408	6,008	833
Deferred taxes	(1,292)	9,230	(6,106)
Net settlement of derivatives	(11,125)	21,450	(6,358)
Net cash provided by (used in) operating activities	136,996	(108,595)	114,288
Investing activities:
Investment in subsidiaries	(36,146)	(1,051)	(64,185)
Investments in affiliates	(2,483)
Proceeds from disposal of subsidiaries			61,749
Purchase of property, plant and equipment	1		(26)
Funding of loans to subsidiaries	(40,601)	(94,000)	(74,458)
Repayment of loans from subsidiaries	12,809	375,635
Net cash provided by (used in) investing activities	(66,420)	280,584	(76,920)
Financing activities:
Repayment of short-term borrowings		(151,000)	(49,000)
Proceeds from long-term borrowings	50,000
Repayment of convertible notes	(127,500)
Payments for repurchase of treasury stock	(11,845)
Proceeds from exercise of stock options	875	769	879
Net cash provided by (used in) financing activities	(88,470)	(150,231)	(48,121)
Effect of exchange rate changes	11,110	(29,618)	6,362
Net increase (decrease) in cash, cash equivalents and restricted cash	(6,784)	(7,860)	(4,391)
Cash, cash equivalents and restricted cash at the beginning of the year	9,097	16,957	21,348
Cash, cash equivalents and restricted cash at the end of the year	2,313	9,097	16,957
Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	$ 4,644	$ 10,154	$ 18,375